Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Schedule of inventories

As at December 31	2019	2018
Finished product available-for-sale	$5,273	$2,937
Unfinished product and packaging materials	1,055	1,302

	$6,328	$4,239